Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document and Entity Information
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36885
Entity Registrant Name	TANTECH HOLDINGS LTD
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	No. 10 Cen Shan Road, Shuige Industrial Zone
Entity Address, City or Town	Lishui City
Entity Address, Country	CN
Entity Address, Postal Zip Code	323000
Title of 12(b) Security	Common shares
Trading Symbol	TANH
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	6,399,460
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Accounting Standard	U.S. GAAP
Entity Central Index Key	0001588084
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 20-F/A (the “Form 20-F/A”) amends the annual report on Form 20-F of Tantech Holdings Ltd (the “Company”) for the fiscal year ended December 31, 2021, originally filed with the U.S. Securities and Exchange Commission (“SEC”) on July 18, 2022 (the “Form 20-F”). This Form 20-F/A is being filed in response to comment letters dated September 12, 2022 and November 10, 2022 (collectively, the “SEC Comment Letter”) received from the staff of the SEC and relates to matters discussed in the SEC Comment Letter and in the Company’s responses dated October 12, 2022 and November 28, 2022. Item 3 of Part I, Item 15 of Part II, and Items 17, 18 and 19 of Part III in the Form 20-F are amended by this Form 20-F/A to reflect additional information and revised disclosure requested in the SEC Comment Letter regarding Our Corporate Structure and the Operations of our PRC Subsidiaries, Permissions Required from the PRC Authorities for Our Operations, Cash Flows through our Organization and Selected Consolidating Financial Schedule in Item 3, Key Information, of Part I, and Changes in Internal Control over Financial Reporting in Item 15, Controls and Procedures, of Part II. And Items 17 and 18, Financial Statements, of Part III in the Form 20-F are amended by this Form 20-F/A to include a revised Report of Independent Registered Public Accounting Firm and a revised Note 3 to the Consolidated Financial Statements. Item 19 of Part III in the Form 20-F is amended by the filing of new exhibits regarding CEO and CFO certification and the auditor’s consent letter in this Form 20-F/A.
Auditor Name	YCM CPA, Inc
Auditor Firm ID	6781
Auditor Location	Irvine, California
Business Contact
Document and Entity Information
Contact Personnel Name	Mr. Weilin Zhang
Entity Address, Address Line One	No. 10 Cen Shan Road, Shuige Industrial Zone
Entity Address, City or Town	Lishui City
Entity Address, Country	CN
Entity Address, Postal Zip Code	323000
City Area Code	86
Local Phone Number	578-226-2305
Contact Personnel Fax Number	86-578-226-2360
Contact Personnel Email Address	tantech@tantech.cn